Note 14 - Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
Finance income	2018	2017	2016

Interest received – Bank	53	38	16

Finance cost

Interest – Term loan	92	155	103
Interest – Capitalised to Property, plant and equipment (note 17)	(92)	(155)	(103)
Unwinding of rehabilitation provision	20	25	25
Finance charges – Overdraft	253	44	167
	273	69	192